HARRIS INSIGHT(R) FUNDS
                           HARRIS INSIGHT EQUITY FUNDS
                        HARRIS INSIGHT FIXED INCOME FUNDS
                        HARRIS INSIGHT MONEY MARKET FUNDS
                                 Class A Shares

                        SUPPLEMENT DATED AUGUST 18, 1997
                       TO THE PROSPECTUS DATED MAY 1, 1997
                            AS REVISED AUGUST 1, 1997


ALL FUNDS

As described on page 48 of the Prospectus, Class A Shares of the Funds are sold with a maximum front-end sales charge of 4.50% (applied when an investment is
made),   subject  to  certain  exceptions.   Commencing  August  18,  1997,  the
distributor has voluntarily agreed until further notice to waive the sales charge on Class A Shares. As a result, during the waiver period the distributor will not pay sales charge reallowances to financial institutions through whom Class A Shares are purchased. The Prospectus will be amended or further supplemented at such time as the sales charge waiver may be terminated.


                             HARRIS INSIGHT(R) FUNDS
                         Harris Insight Convertible Fund

                        SUPPLEMENT DATED AUGUST 18, 1997
                       TO THE PROSPECTUS DATED MAY 1, 1997
                            AS REVISED AUGUST 1, 1997


As described on page 15 of the Prospectus, shares of the Fund are sold with a maximum front-end sales charge of 4.50% (applied when an investment is made), subject to certain exceptions. Commencing August 18, 1997, the distributor has voluntarily agreed until further notice to waive the sales charge on purchases of shares of the Fund. As a result, during the waiver period the distributor will not pay sales charge reallowances to financial institutions through whom shares are purchased. The Prospectus will be amended or further supplemented at such time as the sales charge waiver may be terminated.



                             HARRIS INSIGHT(R) FUNDS
                    Harris Insight Hemisphere Free Trade Fund

                        SUPPLEMENT DATED AUGUST 18, 1997
                       TO THE PROSPECTUS DATED MAY 1, 1997
                            AS REVISED AUGUST 1, 1997


As described on page 20 of the Prospectus, Class A Shares of the Fund are sold with a maximum front-end sales charge of 4.50% (applied when an investment is
made),   subject  to  certain  exceptions.   Commencing  August  18,  1997,  the
distributor has voluntarily agreed until further notice to waive the sales charge on Class A Shares. As a result, during the waiver period the distributor will not pay sales charge reallowances to financial institutions through whom Class A Shares are purchased. The Prospectus will be amended or further supplemented at such time as the sales charge waiver may be terminated.